Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies (Summary of Restated Consolidated Statements of Cash Flows) (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net income (loss)	$ 812	$ (1,775)	$ 840	$ 1,482	$ 1,358	$ 3,778	$ 499
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss					(840)	867	513
Market risk benefit (gain) loss					(3,246)	(3,753)
Sales and maturities (purchases) of trading securities, net					300	(87)	266
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals and interest, net of amortization					488	475	48
Accrued investment income					(67)	16	(84)
Insurance liabilities and reinsurance-related balances					4,419	(2,337)	(699)
Accrued expenses					(91)	399	(18)
Federal income tax accruals					421	864	(98)
Other					275	(401)	148
Net cash provided by (used in) operating activities					3,609	(217)	534
Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities					(14,813)	(16,915)	(16,761)
Sales of available-for-sale securities and equity securities					2,297	2,268	1,426
Maturities of available-for-sale securities					5,453	9,621	5,354
Purchases of alternative investments					(664)	(757)	(396)
Sales and repayments of alternative investments					446	377	171
Issuance of mortgage loans on real estate					(2,507)	(3,079)	(1,800)
Repayment and maturities of mortgage loans on real estate					2,255	1,881	1,154
Repayment (issuance) of policy loans, net					5	62	50
Net change in collateral on investments, derivatives and related settlements					(4,070)	3,261	1,474
Other					(48)	(303)	(153)
Net cash provided by (used in) investing activities					(11,646)	(3,584)	(9,481)
Cash Flows from Financing Activities
Payment of long-term debt, including current maturities					(300)		(1,096)
Issuance of long-term debt, net of issuance costs					296		1,289
Payment related to modification or early extinguishment of debt						(8)	(13)
Payments of sale leaseback transactions					70	59	47
Proceeds from certain financing arrangements					186	159	109
Deposits of fixed account values, including the fixed portion of variable					16,203	13,426	14,034
Withdrawals of fixed account values, including the fixed portion of variable					(7,674)	(7,174)	(6,113)
Transfers from (to) separate accounts, net					19	(175)	528
Common stock issued for benefit plans					(16)	20	(7)
Issuance of preferred stock, net of issuance costs					986
Repurchase of common stock					(550)	(1,105)	(275)
Dividends paid to common stockholders					(310)	(319)	(311)
Other					(2)	(60)	(6)
Net cash provided by (used in) financing activities					8,768	4,705	8,092
Net increase (decrease) in cash, invested cash and restricted cash					731	904	(855)
Cash, invested cash and restricted cash as of beginning-of-year				2,612	2,612	1,708	2,563
Cash, invested cash and restricted cash as of end-of-period	3,343				3,343	2,612	1,708
As Previously Reported [Member]
Cash Flows from Operating Activities
Net income (loss)					(2,227)	1,405
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss					(336)	212
Sales and maturities (purchases) of trading securities, net					300	(108)
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals and interest, net of amortization					115	315
Accrued investment income					(67)	16
Insurance liabilities and reinsurance-related balances					5,628	(2,232)
Accrued expenses					(89)	389
Federal income tax accruals					(530)	232
Other					252	(417)
Net cash provided by (used in) operating activities					3,606	(234)
Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities					(14,813)	(16,893)
Sales of available-for-sale securities and equity securities					2,297	2,268
Maturities of available-for-sale securities					5,453	9,621
Purchases of alternative investments					(664)	(757)
Sales and repayments of alternative investments					446	377
Issuance of mortgage loans on real estate					(2,503)	(3,084)
Repayment and maturities of mortgage loans on real estate					2,255	1,881
Repayment (issuance) of policy loans, net					5	62
Net change in collateral on investments, derivatives and related settlements					(4,071)	3,261
Other					(48)	(303)
Net cash provided by (used in) investing activities					(11,643)	(3,567)
Cash Flows from Financing Activities
Payment of long-term debt, including current maturities					(300)
Issuance of long-term debt, net of issuance costs					296
Payment related to modification or early extinguishment of debt						(8)
Payments of sale leaseback transactions					70	59
Proceeds from certain financing arrangements					186	159
Deposits of fixed account values, including the fixed portion of variable					16,203	13,422
Withdrawals of fixed account values, including the fixed portion of variable					(7,674)	(7,227)
Transfers from (to) separate accounts, net					19	(118)
Common stock issued for benefit plans					(16)	20
Issuance of preferred stock, net of issuance costs					986
Repurchase of common stock					(550)	(1,105)
Dividends paid to common stockholders					(310)	(319)
Other					(2)	(60)
Net cash provided by (used in) financing activities					8,768	4,705
Net increase (decrease) in cash, invested cash and restricted cash					731	904
Cash, invested cash and restricted cash as of beginning-of-year				2,612	2,612	1,708
Cash, invested cash and restricted cash as of end-of-period	3,343				3,343	2,612	1,708
Restatement Adjustments [Member]
Cash Flows from Operating Activities
Net income (loss)					(14)	482
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss					(9)	(626)
Sales and maturities (purchases) of trading securities, net						21
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals and interest, net of amortization					3	(3)
Insurance liabilities and reinsurance-related balances					2	(1)
Accrued expenses						3
Federal income tax accruals					(5)	129
Other					(6)	4
Net cash provided by (used in) operating activities					3	17
Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities						(22)
Issuance of mortgage loans on real estate					(4)	5
Net change in collateral on investments, derivatives and related settlements					1
Net cash provided by (used in) investing activities					(3)	(17)
Cash Flows from Financing Activities
Deposits of fixed account values, including the fixed portion of variable						4
Withdrawals of fixed account values, including the fixed portion of variable						53
Transfers from (to) separate accounts, net						(57)
Cumulative Effect, Period of Adoption, Adjustment [Member]
Cash Flows from Operating Activities
Net income (loss)					3,599	1,891
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss					(495)	1,281
Market risk benefit (gain) loss					(3,246)	(3,753)
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals and interest, net of amortization					370	163
Insurance liabilities and reinsurance-related balances					(1,211)	(104)
Accrued expenses					(2)	7
Federal income tax accruals					956	503
Other					29	12
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Cash Flows from Operating Activities
Net income (loss)					(2,241)	1,887
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss					(345)	(414)
Sales and maturities (purchases) of trading securities, net					300	(87)
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals and interest, net of amortization					118	312
Accrued investment income					(67)	16
Insurance liabilities and reinsurance-related balances					5,630	(2,233)
Accrued expenses					(89)	392
Federal income tax accruals					(535)	361
Other					246	(413)
Net cash provided by (used in) operating activities					3,609	(217)
Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities					(14,813)	(16,915)
Sales of available-for-sale securities and equity securities					2,297	2,268
Maturities of available-for-sale securities					5,453	9,621
Purchases of alternative investments					(664)	(757)
Sales and repayments of alternative investments					446	377
Issuance of mortgage loans on real estate					(2,507)	(3,079)
Repayment and maturities of mortgage loans on real estate					2,255	1,881
Repayment (issuance) of policy loans, net					5	62
Net change in collateral on investments, derivatives and related settlements					(4,070)	3,261
Other					(48)	(303)
Net cash provided by (used in) investing activities					(11,646)	(3,584)
Cash Flows from Financing Activities
Payment of long-term debt, including current maturities					(300)
Issuance of long-term debt, net of issuance costs					296
Payment related to modification or early extinguishment of debt						(8)
Payments of sale leaseback transactions					70	59
Proceeds from certain financing arrangements					186	159
Deposits of fixed account values, including the fixed portion of variable					16,203	13,426
Withdrawals of fixed account values, including the fixed portion of variable					(7,674)	(7,174)
Transfers from (to) separate accounts, net					19	(175)
Common stock issued for benefit plans					(16)	20
Issuance of preferred stock, net of issuance costs					986
Repurchase of common stock					(550)	(1,105)
Dividends paid to common stockholders					(310)	(319)
Other					(2)	(60)
Net cash provided by (used in) financing activities					8,768	4,705
Net increase (decrease) in cash, invested cash and restricted cash					731	904
Cash, invested cash and restricted cash as of beginning-of-year				$ 2,612	2,612	1,708
Cash, invested cash and restricted cash as of end-of-period	$ 3,343				$ 3,343	$ 2,612	$ 1,708